UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/11

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2011 (unaudited)

Bonds and Notes—88.3% †		Principal Amount	Fair Value
U.S. Treasuries—16.9%
U.S. Treasury Bonds
4.75%	02/15/41	$20,615	$21,913	(h)
U.S. Treasury Notes
0.20%	04/30/12	1,865	1,876	(d,h)
0.35%	12/31/12	297	299	(d)
0.43%	04/30/13	3,457	3,469	(d)
1.75%	05/31/16	1,734	1,737
2.00%	04/30/16	24,714	25,089	(h)
3.13%	05/15/19 - 05/15/21	5,935	5,919
			60,302

Agency Mortgage Backed—30.5%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/41	4,070	4,212	(h)
5.00%	07/01/35 - 08/01/40	4,805	5,116	(h)
5.50%	05/01/20 - 04/01/39	1,577	1,721	(h)
6.00%	04/01/17 - 11/01/37	2,622	2,908	(h)
6.50%	07/01/29	2	3	(h)
7.00%	10/01/16 - 08/01/36	277	322	(h)
7.50%	09/01/12 - 09/01/33	31	36	(h)
8.00%	11/01/30	12	14	(h)
5.50%	TBA	1,570	1,696	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	337	357	(h)
4.50%	05/01/18 - 10/01/40	14,637	15,193	(h)
5.00%	07/01/20 - 11/01/40	8,911	9,502	(h)
5.32%	03/01/37	7	7	(i)
5.50%	03/01/14 - 01/01/39	8,385	9,119	(h)
5.53%	04/01/37	3	3	(i)
6.00%	02/01/14 - 05/01/38	8,471	9,382	(h)
6.50%	02/01/14 - 08/01/36	714	805	(h)
7.00%	08/01/13 - 02/01/34	107	122	(h)
7.50%	08/01/13 - 03/01/34	327	373	(h)
8.00%	12/01/11 - 11/01/33	136	159	(h)
8.50%	04/01/30 - 05/01/31	20	24	(h)
9.00%	04/01/16 - 12/01/22	36	40	(h)
4.50%	TBA	16,625	17,199	(c)
5.00%	TBA	2,664	2,858	(c)
5.50%	TBA	1,095	1,187	(c)
6.00%	TBA	7,726	8,457	(c)
6.50%	TBA	878	994	(c)

Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	4,442	4,689	(h)
5.00%	08/15/33	201	220	(h)
6.00%	04/15/27 - 09/15/36	810	908	(h)
6.50%	04/15/19 - 09/15/36	579	664	(h)
7.00%	03/15/12 - 10/15/36	274	317	(h)
7.50%	03/15/23 - 10/15/33	84	97	(h)
8.00%	09/15/27 - 06/15/30	38	45	(h)
8.50%	10/15/17	36	41	(h)
9.00%	11/15/16 - 12/15/21	80	91	(h)
4.50%	TBA	8,625	9,101	(c)
5.50%	TBA	435	479	(c)
			108,461

Agency Collateralized Mortgage Obligations—2.4%
Collateralized Mortgage Obligation Trust (Class B)
2.70%	11/01/18	10	10	(d,f,h,q)
Fannie Mae Whole Loan
0.98%	08/25/43	1,689	46	(g,r)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	2,295	19	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	572	76	(g,r)
5.00%	02/15/38	244	33	(g,r)
5.00%	05/15/38	335	357
5.50%	04/15/17	37	1	(g,h,i,r)
6.41%	08/15/25	1,449	265	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	30	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	320	67	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	257	20	(g,h,i,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	54	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	11	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%**	06/15/28	20	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	191	16	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	155	9	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	34	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	6	5	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	7	8	(h)

Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	14	2	(g,h,r)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	172	35	(g,h,r)
Federal Home Loan Mortgage STRIPS
5.06%	08/01/27	3	3	(g,h,r)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	801	33	(g,i,r)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	335	354
5.00%	02/25/40 - 09/25/40	2,126	360	(g,r)
5.81%	07/25/38	761	99	(g,r)
Federal National Mortgage Assoc. REMIC (Class B)
3.36%	12/25/22	9	8	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	438	482
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	305	310
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	70	4	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	105	8	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	439	46	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	566	18	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	28	1	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.20%	03/25/31	285	334	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	267	281
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	293	51	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	452	66	(g,h,r)
5.00%	03/25/38	342	65	(g,r)
5.50%	12/01/33	112	24	(g,r)
7.50%	11/01/23	43	7	(g,h,r)
8.00%	08/01/23 - 07/01/24	27	6	(g,h,r)
8.50%	03/01/17 - 07/25/22	25	4	(g,h,r)
9.00%	05/25/22	9	2	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.82%	12/01/34	407	351	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	578	88	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	333	64	(g,r)

Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	7,905	1,381	(g,r)
4.50%	11/20/39	656	640
5.00%	12/20/35 - 09/20/38	3,039	532	(g,r)
5.96%	02/20/38	2,041	335	(g,i,r)
6.31%	01/16/39	2,383	404	(g,i,r)
6.41%	08/20/40	3,373	643	(g,i,r)
Government National Mortgage Assoc. (Class IC)
6.06%	04/16/37	867	168	(g,r)
Vendee Mortgage Trust
0.38%	04/15/40	2,761	60	(g,h,i,r)
0.58%	09/15/46	5,188	190	(g,i,r)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	1,028	31	(g,h,i,r)
			8,428

Asset Backed—0.7%
Capital One Multi-Asset Execution Trust (Class B)
1.07%	01/15/19	500	486	(d)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	573	546	(h,j)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	11/25/34	40	22	(h,q)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	360	310
Countrywide Asset-Backed Certificates
1.05%	05/25/33	23	18	(h)
Countrywide Asset-Backed Certificates (Class 2A1)
2.33%	06/25/33	2	2	(d,h,q)
Countrywide Asset-Backed Certificates (Series 2002) (Class A)
5.00%	08/25/32	29	19	(d,h,q)
GSAA Trust (Series 2004) (Class A1)
5.00%	05/25/34	109	82	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	48	48	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	350	296
Residential Asset Securities Corp. (Class A2)
7.00%	06/25/33	46	24	(d,h,q)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
10.00%	07/25/32	24	14	(d,h,q)
Saxon Asset Securities Trust
5.23%	08/25/35	824	773	(h)
			2,640

Corporate Notes—27.8%
ABN Amro Bank N.V.
3.00%	01/31/14	722	738	(b)
AES El Salvador Trust
6.75%	02/01/16	100	102	(b)

AES Panama S.A.
6.35%	12/21/16	219	235	(b)
Agilent Technologies Inc.
5.50%	09/14/15	203	225	(h)
Air Jamaica Ltd.
9.38%	07/08/15	6	7
Allergan Inc.
3.38%	09/15/20	772	740
Alliance One International Inc.
10.00%	07/15/16	396	382	(h)
Alpha Natural Resources Inc.
6.00%	06/01/19	355	354
Ameren Illinois Co.
9.75%	11/15/18	522	686
American International Group Inc.
5.85%	01/16/18	604	632
Amgen Inc.
2.30%	06/15/16	281	279
4.10%	06/15/21	402	399
5.65%	06/15/42	340	341
Amsted Industries Inc.
8.13%	03/15/18	398	418	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	780	791
6.95%	06/15/19	706	825
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	606	641
5.38%	11/15/14	528	590
AON Corp.
3.13%	05/27/16	484	482
Applied Materials Inc.
2.65%	06/15/16	202	203
4.30%	06/15/21	403	404
5.85%	06/15/41	403	409
ArcelorMittal
3.75%	03/01/16	279	282
5.50%	03/01/21	1,004	1,006
Arch Coal Inc.
7.00%	06/15/19	379	378	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	1,149	1,213
Arizona Public Service Co.
6.25%	08/01/16	485	555	(h)
AT&T Inc.
2.95%	05/15/16	598	606
4.45%	05/15/21	598	609
6.40%	05/15/38	1,780	1,909	(h)
6.70%	11/15/13	496	556	(h)

Banco BMG S.A.
8.00%	04/15/18	200	196	(b)
Banco de Credito del Peru
4.75%	03/16/16	210	208	(b)
Banco do Brasil S.A.
5.88%	01/26/22	404	400	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	74	74	(i)
BanColombia S.A.
4.25%	01/12/16	150	151	(b)
5.95%	06/03/21	274	278	(b)
6.13%	07/26/20	70	71
Bank of America Corp.
5.42%	03/15/17	1,600	1,632
5.63%	07/01/20	985	1,017	(h)
6.50%	08/01/16	330	368
BBVA Bancomer S.A.
6.50%	03/10/21	100	102	(b)
Boise Paper Holdings LLC
8.00%	04/01/20	318	334	(h)
Bombardier Inc.
7.75%	03/15/20	299	336	(b)
BP Capital Markets PLC
3.13%	10/01/15	201	206
4.50%	10/01/20	226	230
Calpine Corp.
7.25%	10/15/17	765	776	(b,h)
Camden Property Trust (REIT)
4.88%	06/15/23	282	275
Capex S.A.
10.00%	03/10/18	70	69	(b)
Cargill Inc.
5.20%	01/22/13	131	139	(b,h)
6.00%	11/27/17	247	285	(b,h)
Caterpillar Inc.
3.90%	05/27/21	605	605
CCO Holdings LLC
7.88%	04/30/18	192	202
8.13%	04/30/20	230	248
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	68	77	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	380	412	(b)
CenturyLink Inc.
5.15%	06/15/17	403	404
6.45%	06/15/21	402	397
CenturyLink Inc. (Series G)
6.88%	01/15/28	280	264	(h)
CFG Investment SAC
9.25%	12/19/13	100	103

Chesapeake Midstream Partners LP
5.88%	04/15/21	490	484	(b)
Chrysler Group LLC
8.00%	06/15/19	200	197	(b)
Chubb Corp.
6.38%	03/29/67	144	149	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	676	679
Cinemark USA Inc.
7.38%	06/15/21	212	211	(b)
Citigroup Inc.
5.00%	09/15/14	1,421	1,489
5.13%	05/05/14	435	466
Clarendon Alumina Production Ltd.
8.50%	11/16/21	135	142	(b,h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200	195	(b)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	608	727
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	184	211
Corp Nacional del Cobre de Chile
3.75%	11/04/20	397	377	(b)
5.63%	09/21/35	76	77	(b)
COX Communications Inc.
6.25%	06/01/18	624	715	(b)
Credit Suisse AG
2.60%	05/27/16	405	404	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	200	202
Crown Castle Towers LLC
4.88%	08/15/40	379	381	(b)
6.11%	01/15/40	189	206	(b)
CVS Caremark Corp.
3.25%	05/18/15	207	215
5.75%	06/01/17	154	173
Danaher Corp.
2.30%	06/23/16	402	402
3.90%	06/23/21	80	80
Denbury Resources Inc.
6.38%	08/15/21	304	304
8.25%	02/15/20	383	417
Digicel Ltd.
8.25%	09/01/17	100	104	(b)
DirecTV Holdings LLC
3.55%	03/15/15	401	419
4.75%	10/01/14	392	429
Dolphin Energy Ltd.
5.89%	06/15/19	177	190	(b)

Drummond Company Inc.
9.00%	10/15/14	370	389	(b)
Dubai Electricity & Water Authority
6.38%	10/21/16	80	83	(b)
7.38%	10/21/20	100	103	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	201	224
EH Holding Corp.
6.50%	06/15/19	353	359	(b)
Empresa Nacional del Petroleo
5.25%	08/10/20	100	101	(b)
6.25%	07/08/19	100	108	(b)
European Investment Bank
4.88%	01/17/17	1,050	1,190	(h)
Exelon Corp.
4.90%	06/15/15	505	543
First Citizens St. Lucia Ltd.
4.90%	02/09/16	150	153	(b)
First Horizon National Corp.
5.38%	12/15/15	599	637
Ford Motor Credit Company LLC
5.00%	05/15/18	200	199
FPL Group Capital Inc.
2.60%	09/01/15	801	797
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	10	10	(b)
Frontier Communications Corp.
7.13%	03/15/19	350	359
Georgia-Pacific LLC
5.40%	11/01/20	219	223	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100	105	(b,j)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	200	189	(b)
Goldman Sachs Capital I
6.35%	02/15/34	401	379
Great Plains Energy Inc.
4.85%	06/01/21	403	404
Hanesbrands Inc.
6.38%	12/15/20	70	68
HCA Inc.
9.25%	11/15/16	345	366
HCP Inc. (REIT)
6.00%	01/30/17	347	382
Hewlett-Packard Co.
4.30%	06/01/21	807	815
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	570	571

HSBC Finance Corp.
6.68%	01/15/21	2,021	2,074	(b,h)
Huntington BancShares Inc.
7.00%	12/15/20	279	315
Indo Energy Finance BV
7.00%	05/07/18	100	103	(b)
ING Bank N.V.
4.00%	03/15/16	554	561	(b)
Ingles Markets Inc.
8.88%	05/15/17	545	583
Intergas Finance BV
6.88%	11/04/11	100	102
Inversiones CMPC S.A.
4.75%	01/19/18	69	69	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	188	186
JPMorgan Chase & Co.
3.15%	07/05/16	402	404
5.13%	09/15/14	666	720	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	65	72
6.00%	10/01/17	400	445
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200	214	(b)
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	100	123	(b)
11.75%	01/23/15	100	124	(b,h)
KeyCorp.
5.10%	03/24/21	401	408
Korea Development Bank
3.25%	03/09/16	380	379
4.00%	09/09/16	220	225
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	100	110	(b,h)
Korea National Oil Corp.
5.38%	07/30/14	100	107	(b,h)
Kraft Foods Inc.
4.13%	02/09/16	401	429
5.38%	02/10/20	2,211	2,417	(h)
6.50%	02/09/40	402	447
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	765	815	(h)
4.50%	07/16/18	238	264	(h)
Levi Strauss & Co.
7.63%	05/15/20	400	400
Listrindo Capital BV
9.25%	01/29/15	200	219	(b)
Lyondell Chemical Compan
8.00%	11/01/17	322	358	(b)

Majapahit Holding BV
7.25%	10/17/11	348	353	(b)
7.75%	10/17/16	100	116	(b)
MDC-GMTN B.V.
5.50%	04/20/21	300	301	(b)
Mega Advance Investments Ltd.
5.00%	05/12/21	200	197	(b)
Merrill Lynch & Company Inc.
6.88%	04/25/18	599	663
MetroPCS Wireless Inc.
6.63%	11/15/20	348	345
Midamerican Energy Holdings Co.
6.13%	04/01/36	330	355	(h)
Mylan Inc.
7.88%	07/15/20	380	417	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	200	219
National Agricultural Cooperative Federation
4.25%	01/28/16	231	237	(b)
National Power Corp.
4.51%	08/23/11	208	208	(i)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	179	192	(b)
9.38%	08/15/39	80	99	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100	114
News America Inc.
4.50%	02/15/21	694	685	(b)
6.65%	11/15/37	776	832
Nisource Finance Corp.
6.13%	03/01/22	496	546
Noble Holding International Ltd.
3.05%	03/01/16	603	608
NRG Energy Inc.
7.63%	01/15/18 - 05/15/19	388	389	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	400	386
ONEOK Partners LP
6.13%	02/01/41	428	436
Pacific Gas & Electric Co.
5.80%	03/01/37	83	85
6.05%	03/01/34	571	604
Pacific Rubiales Energy Corp.
8.75%	11/10/16	200	226	(b)
PacifiCorp
6.00%	01/15/39	500	552
6.25%	10/15/37	14	16
PAETEC Holding Corp.
8.88%	06/30/17	1,069	1,122	(h)

Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	164	172
Petrobras International Finance Co.
3.88%	01/27/16	358	365
Petroleos de Venezuela S.A.
2.00%	07/10/11	65	65	(d)
Petroleos Mexicanos
6.00%	03/05/20	150	165
8.00%	05/03/19	70	86
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	138	140
Petronas Capital Ltd.
7.88%	05/22/22	100	128	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	200	211	(b)
Philip Morris International Inc.
2.50%	05/16/16	807	808
Pioneer Natural Resources Co.
7.50%	01/15/20	656	739
Plains All American Pipeline LP
5.00%	02/01/21	397	404
Plains All American Pipeline LP Corp.
3.95%	09/15/15	406	426
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	118	(b)
Protective Life Corp.
8.45%	10/15/39	699	770
Prudential Financial Inc.
3.00%	05/12/16	403	399
5.38%	06/21/20	187	197
5.40%	06/13/35	250	229
5.63%	05/12/41	404	374
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	100	102	(b)
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	200	199	(b)
Qatari Diar Finance QSC
5.00%	07/21/20	200	205	(b)
QVC Inc.
7.50%	10/01/19	443	470	(b)
RailAmerica Inc.
9.25%	07/01/17	405	443
Reinsurance Group of America Inc.
5.00%	06/01/21	605	599
Republic Services Inc.
5.25%	11/15/21	508	537
5.70%	05/15/41	250	244
Reynolds Group Issuer Inc.
8.50%	10/15/16	872	909	(b)

Roche Holdings Inc.
6.00%	03/01/19	405	467	(b)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%	09/21/16	100	101	(i)
Russian Railways
5.74%	04/03/17	100	106
Societe Generale
5.20%	04/15/21	299	294	(b)
Southern Copper Corp.
5.38%	04/16/20	537	550
6.75%	04/16/40	477	464
Stoneheath RE
6.87%	12/29/49	664	613	(i)
Teck Resources Ltd.
3.15%	01/15/17	201	201
4.75%	01/15/22	402	403
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	801	824
Texas Instruments Inc.
2.38%	05/16/16	1,008	1,008
Textron Inc.
6.20%	03/15/15	540	599
The AES Corp.
8.00%	10/15/17	401	425
The Goldman Sachs Group Inc.
3.63%	02/07/16	701	709
3.70%	08/01/15	378	385
5.38%	03/15/20	205	212	(h)
6.00%	06/15/20	504	542
6.15%	04/01/18	953	1,037
6.75%	10/01/37	401	401
The Potomac Edison Co.
5.35%	11/15/14	245	269	(h)
The Williams companies Inc.
7.50%	01/15/31	80	90
Time Warner Cable Inc.
5.00%	02/01/20	268	278
6.75%	07/01/18	771	894
7.50%	04/01/14	480	553
Time Warner Inc.
3.15%	07/15/15	867	897
5.88%	11/15/16	454	519
6.20%	03/15/40	443	454
TNK-BP Finance S.A.
6.13%	03/20/12	200	206
7.25%	02/02/20	5	6	(b)
Transnet Ltd.
4.50%	02/10/16	200	206	(b)

Transocean Inc.
6.00%	03/15/18	120	133
6.80%	03/15/38	81	87
UBS AG
5.88%	07/15/16	394	432
Union Electric Co.
6.70%	02/01/19	370	434
UnitedHealth Group Inc.
5.80%	03/15/36	303	306
Verizon Communications Inc.
5.50%	02/15/18	361	401
6.40%	02/15/38	273	296
Vimpel Communications Via VIP Finance Ireland Limited OJSC
7.75%	02/02/21	200	206	(b)
Visteon Corp.
6.75%	04/15/19	348	336	(b)
Weatherford International Ltd.
5.13%	09/15/20	402	410
Williams Partners LP
4.13%	11/15/20	201	193
Willis Group Holdings PLC
4.13%	03/15/16	400	408
Windstream Corp.
7.75%	10/01/21	350	366
7.88%	11/01/17	457	485
Woodside Finance Ltd.
4.50%	11/10/14	917	981	(b)
Woori Bank
5.88%	04/13/21	370	370	(b)
Wynn Las Vegas LLC
7.88%	05/01/20	297	324
XL Group PLC (Series E)
6.50%	12/29/49	504	462	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	547	613	(b)
			99,094

Non-Agency Collateralized Mortgage Obligations—7.4%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	400	398
5.73%	07/10/46	350	293
5.93%	02/10/51	1,680	1,826
6.39%	02/10/51	380	423	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	380	416
Banc of America Merrill Lynch Commercial Mortgage Inc.
6.00%	02/10/51	400	392	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.52%	02/25/36	186	9	(h,q)
4.78%	01/25/36	157	7	(h,q)

Bear Stearns Commercial Mortgage Securities
5.94%	09/11/38	450	468	(i)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.57%	03/11/39	222	223	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	340	268
Bear Stearns Commercial Mortgage Securities (Class AM)
5.71%	04/12/38	370	388
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	100	72	(h,q)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	360	317
Commercial Mortgage Pass Through Certificates (Class AM)
5.97%	06/10/46	180	185
Countrywide Asset-Backed Certificates (Class A2)
5.00%	11/25/35	100	95	(d,h)
Countrywide Commercial Mortgage Trust (Class AJ)
6.10%	06/12/46	450	415	(i)
Credit Suisse First Boston Mortgage Securities Corp.
5.23%	12/15/40	400	380	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	244	14	(h,q)
Credit Suisse Mortgage Capital Certificates
5.47%	09/15/39	400	431
Credit Suisse Mortgage Capital Certificates (Class C)
5.78%	02/15/39	750	632
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.62%	02/25/36	141	7	(h,q)
DBUBS Mortgage Trust
5.73%	11/10/46	350	267	(b)
Extended Stay America Trust
5.50%	11/05/27	800	799	(b)
Greenwich Capital Commercial Funding Corp.
5.48%	03/10/39	175	168
GS Mortgage Securities Corp.
5.99%	08/10/45	400	429	(i)
GS Mortgage Securities Corp. II
5.73%	03/10/44	720	658	(b,i)
Impac CMB Trust (Class 1A1)
4.24%	10/25/34	328	303	(d,h)
5.00%	04/25/35	428	335	(d,h)
Indymac INDA Mortgage Loan Trust (Class B1)
4.59%	01/25/36	78	1	(h,q)
Interstar Millennium Trust (Series 2004) (Class A)
0.76%	03/14/36	27	25	(d)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%	08/12/37	1,380	1,502	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	950	1,015	(h)
5.79%	02/12/51	650	706	(h)

JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	870	883
6.10%	02/12/51	260	255	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.70%	04/15/43	280	240
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	155	80	(q)
LB-UBS Commercial Mortgage Trust
6.31%	04/15/41	280	280	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	1,000	1,114	(h,i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	310	335
5.16%	02/15/31	410	444
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	160	135	(i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.37%	09/15/45	200	197	(i)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
5.00%	12/15/39	4,265	58	(d,h,q)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	400	373	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	160	18	(g,h,q,r)
Merrill Lynch Mortgage Trust (Class AJ)
5.86%	05/12/39	1,175	1,086	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.86%	05/12/39	375	290
Morgan Stanley Capital I
5.00%	01/15/21	450	432	(b,d,h)
5.16%	10/12/52	450	489	(h,i)
5.48%	02/12/44	640	612	(i)
5.90%	10/15/42	449	391
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	1,000	1,097
5.99%	08/12/41	160	179	(i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	400	417
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	250	231
MortgageIT Trust (Class A1)
5.00%	08/25/35	1,843	1,416	(d,h)
National RMBS Trust (Series 2004) (Class A1)
5.10%	03/20/34	50	50	(d)
Puma Finance Ltd. (Class A)
5.25%	10/11/34	48	48	(d)
Residential Funding Mortgage Securities I (Class M1)
5.75%**	01/25/36	121	—	(h,q)

Structured Asset Securities Corp.(Series 1996) (Class X1)
2.09%**	02/25/28	207	—	(q)
Vornado DP LLC
6.36%	09/13/28	160	151	(b)
Wachovia Bank Commercial Mortgage Trust
6.23%	06/15/45	390	286
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	540	510	(h,i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	360	370	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 -03/25/36	648	92	(h,q)
			26,426

Sovereign Bonds—1.9%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100	109	(b)
8.25%	10/24/12	100	106
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	100	105	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125	131	(b)
Government of Argentina
2.50%	12/31/38	87	38	(j)
4.21%	08/03/12	347	85	(d,i)
7.00%	10/03/15	55	54
8.28%	12/31/33	90	80
Government of Belize
6.00%	02/20/29	224	146	(j)
Government of Brazil
5.63%	01/07/41	100	103
6.00%	02/20/29	70	45	(b,j)
8.25%	01/20/34	77	106
Government of Colombia
7.38%	03/18/19	100	125
Government of Costa Rica
10.00%	08/01/20	74	102	(b)
Government of El Salvador
7.65%	06/15/35	160	166	(b)
Government of Grenada
2.50%	09/15/25	128	80	(b,j)
Government of Hungary
6.25%	01/29/20	402	425
6.38%	03/29/21	140	148
7.63%	03/29/41	210	227
Government of Indonesia
11.63%	03/04/19	53	78	(b)
Government of Lebanon
4.00%	12/31/17	27	26
6.38%	03/09/20	100	103

Government of Lithuania
6.75%	01/15/15	100	111	(b)
7.38%	02/11/20	200	232	(b)
Government of Panama
6.70%	01/26/36	155	183
Government of Peruvian
6.55%	03/14/37	225	251
7.35%	07/21/25	100	122
Government of Philippine
6.50%	01/20/20	93	108
Government of Poland
5.13%	04/21/21	70	72
6.38%	07/15/19	37	42
Government of Turkey
5.63%	03/30/21	240	251
Government of Ukraine
6.25%	06/17/16	600	599	(b)
Government of Uruguay
6.88%	09/28/25	111	135
Government of Venezuela
10.75%	09/19/13	80	80
Government of Vietnam
1.27%	03/12/16	31	27	(i)
Korea Expressway Corp.
4.50%	03/23/15	67	70	(b,h)
Korea National Oil Corp.
2.88%	11/09/15	278	272	(b)
Lebanese Republic
5.15%	11/12/18	69	67
Province of Manitoba Canada
4.90%	12/06/16	158	179	(h)
Republic of Dominican
7.50%	05/06/21	100	104	(b)
9.50%	09/27/11	62	63
Republic of Ghana
8.50%	10/04/17	200	226	(b)
Republic of Indonesia
4.88%	05/05/21	200	205	(b)
5.88%	03/13/20	100	111	(b)
Republic of Lebanese
6.10%	10/04/22	69	67
Republic of Turkey
6.00%	01/14/41	200	195
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100	103	(b,h)
United Mexican States
5.13%	01/15/20	116	125
6.05%	01/11/40	84	89
			6,677

Municipal Bonds and Notes—0.7%
Municipal Electric Authority of Georgia
6.64%	04/01/57	1,043	1,000	(h)
New Jersey State Turnpike Authority
7.10%	01/01/41	200	233
7.41%	01/01/40	560	676
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	172
South Carolina State Public Service Authority
6.45%	01/01/50	200	221
State of California
5.70%	11/01/21	280	295
			2,597

FNMA—0.0%*
Lehman TBA
5.50%**	12/01/89	239	—	(c,o,q)

Total Bonds and Notes			314,625
(Cost $310,562)

Other Investments—0.3%
GEI Investment Fund			947	(k)
(Cost $937)

Total Investments in Securities			315,572
(Cost $311,499)

Short-Term Investments—20.9%
GE Institutional Money Market Fund Investment Class 0.11%			74,250	(d,k)
(Cost $74,250)

Total Investments			389,822
(Cost $385,749)

Liabilities in Excess of Other Assets, net—(9.5)%			(33,902)

NET ASSETS—100.0%			$355,920

Other Information

The Fund had the following long futures contracts open at June 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ Depreciation
2 Yr. U.S. Treasury Notes Futures	September 2011	213	$46,720	$104
5 Yr. U.S. Treasury Notes Futures	September 2011	56	6,675	49
10 Yr. U.S. Treasury Notes Futures	September 2011	32	3,915	(66)

				$87

The Fund had the following short futures contracts open at June 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra long U.S. Treasury Bond Futures	September 2011	12	$(1,515)	$19

				$106

Notes to Schedules of Investments (dollars in thousands)—June 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to $6,013, $29,057 and $10,609 or 2.59%, 8.16% and 5.43%% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2011 (as a percentage of net assets) as follows:

AMBAC              7.58%

FSA                     7.46%

MBIA                  5.58%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At June 30, 2011, these securities amounted to $497 and $73 or 0.14% and 0.03% of net assets for the Elfun Income and Elfun Diversified Fund, respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2011.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$60,302	$—	$60,302
	Agency Mortgage Backed	—	108,461	—	108,461
	Agency CMOs	—	8,359	69	8,428
	Asset Backed	—	2,617	23	2,640
	Corporate Notes	—	99,094	—	99,094
	Non-Agency CMOs	—	25,994	432	26,426
	Sovereign Bonds	—	6,677	—	6,677
	Municipal Notes and Bonds	—	2,597	—	2,597
	Other Investments	—	947	—	947
	Short-Term Investments	74,250	—	—	74,250

	Total Investments in Securities	$74,250	$315,048	$524	$389,822

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$172	$—	$—	$172
	Futures Contracts—Unrealized Depreciation	(66)	—	—	(66)

	Total Other Financial Instruments	$106	$—	$—	$106

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2011, within Elfun Income Fund:

Elfun Income Fund	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 12/31/10	$515	$25	$437	$977
Accrued discounts/premiums	(19)	—	—	(19)
Realized gain (loss)	34	—	(72)	(38)
Change in unrealized gain (loss)	(37)	2	102	67
Purchases	21	—	—	21
Sales	(149)	(4)	(35)	(188)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(296)	—	—	(296)

Balance at 06/30/11	$69	$23	$432	$524

Change in unrealized appreciation relating to securities still held at 06/30/11	$3	$2	$30	$35

There were no significant transfers between Level 1 and Level 2. Transfers between fair value levels are considered to occur at the beginning of the period.

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the

Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards

Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2011:

(Dollars in Thousands):

	Asset Derivatives June 30, 2011			Liability Derivatives June 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Elfun Income Fund
Interest Rate Contracts	Assets, Net Assets— Net Unrealized Appreciation/(Depreciation) on Futures	172	*	Liabilities, Net Assets— Net Unrealized Appreciation/(Depreciation) on Futures	(66	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

INCOME TAXES

At June 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Income	$386,639	$7,743	$(4,561)	$3,183

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 24, 2011

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 24, 2011